Long-Term Debt - Capital Product Partners L.P. (Tables) - Capital Product Partners, L.P. ("CPLP")	12 Months Ended
Dec. 31, 2018
Debt Instrument [Line Items]
Schedule of long-term debt

Long-term debt consists of the following:

		As of December 31,	As of December 31,
	Bank loans	2018	2017	Margin
(i)	Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”, “the Amor Tranche”)	15,422	15,750	2.50%
(ii)	Assumed in January 2018 maturing in January 2024 (the “Aristaios credit facility”)	27,417	—	2.85%
(iii)	Assumed in May 2018 maturing in June 2023 (the “2015 credit facility” the “Anikitos Tranche”)	15,625	—	2.50%
	Total long-term debt	$58,464	$15,750
	Less: Current portion of long-term debt	(3,146)	(328)
	Long-term debt, net of current portion	$55,318	$15,422

Schedule of annual loan payments of debt

The required annual loan payments to be made subsequent to December 31, 2018 are as follows:

	2015 Credit Facility	Aristaios Credit	2015 Credit Facility
	(Amor Tranche (i)	Facility (ii)	(Anikitos Tranche) (iii)	Total
2019	$1,313	$1,833	$—	$3,146
2020	1,313	1,833	1,065	4,211
2021	1,313	1,833	1,420	4,566
2022	11,483	1,833	1,420	14,736
2023	—	1,833	11,720	13,553
Thereafter	—	18,252	—	18,252
Total	$15,422	$27,417	$15,625	$58,464